SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Consolidated Statements of Cash Flows (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (1,952,296)	$ (1,248,900)	$ (6,850,725)	$ (4,156,334)
Stock based compensation	212,000		470,647
Depreciation and amortization	69,375	$ 57,291	269,087	$ 151,710
Decrease in prepaid expense	$ (119,817)	2,421	(25,447)	(8,362)
(Increase) in deposits		(12,473)	(20,648)	(14,110)
Increase in accounts payable to related parties	$ 22,877	58,981	357,975	15,906
Increase (decrease) in accounts payable and accrued liabilities	$ 374,446	160,022	763,871	574,984
(Increase) decrease in accounts receivable		(50,287)	17,529	(15,380)
Net cash used in operating activities	$ (1,178,756)	(769,570)	(4,050,786)	(2,536,598)
Purchase of fixed assets		(94,563)	(126,065)	(294,224)
Investment in tenant improvements			(331,625)	(533,252)
Net cash used in investing activities		(274,380)	(457,690)	(827,476)
Proceeds from issuance of common stock	$ 250,000	400,000	3,150,001	3,251,112
Dividends paid to shareholders		$ (232,472)	(294,262)	$ (420,447)
Proceeds from related party debts	$ 358,475		231,938
Principal payments on capital leases	(11,439)	$ (5,407)	(45,113)	$ (47,968)
Net cash from financing activities	$ 1,178,756	1,012,121	4,366,442	3,282,697
Net increase (decrease) in cash		(31,829)	(142,034)	(81,377)
Beginning cash balance		142,034	$ 142,034	223,411
Ending cash balance		110,205		142,034
Supplemental disclosure of cash flow information
Cash paid for interest	$ 101,712	67,022	$ 191,488	16,073
As Previously Reported
Net loss				(4,253,617)
Depreciation and amortization				249,703
Decrease in prepaid expense				(9,362)
(Increase) in deposits				$ (14,991)
Increase in accounts payable to related parties
Increase (decrease) in accounts payable and accrued liabilities				$ 639,726
(Increase) decrease in accounts receivable				(13,425)
Net cash used in operating activities				(2,486,978)
Purchase of fixed assets				(420,303)
Investment in tenant improvements				(479,386)
Net cash used in investing activities				(899,689)
Proceeds from issuance of common stock				3,251,112
Dividends paid to shareholders				(474,233)
Proceeds from related party debts				52,000
Principal payments on capital leases				(34,708)
Net cash from financing activities				3,294,171
Net increase (decrease) in cash				(92,496)
Beginning cash balance		157,692	157,692	250,188
Ending cash balance				157,692
Supplemental disclosure of cash flow information
Cash paid for interest				49,617
As Restated
Net loss				97,283
Depreciation and amortization				(97,993)
Decrease in prepaid expense				1,000
(Increase) in deposits				(881)
Increase in accounts payable to related parties				15,906
Increase (decrease) in accounts payable and accrued liabilities				(64,742)
(Increase) decrease in accounts receivable				(1,955)
Net cash used in operating activities				(36,424)
Purchase of fixed assets				126,079
Investment in tenant improvements				(53,866)
Net cash used in investing activities				72,213
Proceeds from issuance of common stock				(20,000)
Dividends paid to shareholders				53,756
Proceeds from related party debts				(52,000)
Principal payments on capital leases				6,770
Net cash from financing activities				(11,474)
Net increase (decrease) in cash				11,119
Beginning cash balance		(15,658)	(15,658)	(2,677)
Ending cash balance				(15,658)
Supplemental disclosure of cash flow information
Cash paid for interest				(33,544)
Error Correction
Net loss				(4,156,334)
Depreciation and amortization				151,710
Decrease in prepaid expense				(8,362)
(Increase) in deposits				(14,110)
Increase in accounts payable to related parties				15,906
Increase (decrease) in accounts payable and accrued liabilities				574,984
(Increase) decrease in accounts receivable				(15,380)
Net cash used in operating activities				(2,536,598)
Purchase of fixed assets				(294,224)
Investment in tenant improvements				(533,252)
Net cash used in investing activities				(827,476)
Proceeds from issuance of common stock				3,231,112
Dividends paid to shareholders				$ (420,477)
Proceeds from related party debts
Principal payments on capital leases				$ (27,938)
Net cash from financing activities				3,282,697
Net increase (decrease) in cash				(81,377)
Beginning cash balance		$ 142,034	$ 142,034	223,411
Ending cash balance				142,034
Supplemental disclosure of cash flow information
Cash paid for interest				$ 16,073